INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7 – INTANGIBLE ASSETS, NET
The following table shows the components of intangible assets, net (in thousands):

	Useful Lives (in Years)	March 31, 2024	December 31, 2023
Trade name	10-15	$2,079	$1,280
Developed Technology	13-20	3,462	270
Customer Relationships	20	3,882	—

Total intangible assets		9,423	1,550
Less: accumulated amortization		(1,365)	(1,334)

Intangible assets, net		$8,058	$216

Total amortization expense for the three months ended March 31, 2024 and 2023 was approximately $31 thousand and $12 thousand, respectively.

NOTE 7 -INTANGIBLES, NET
The following table shows the components of intangible assets, net (in thousands):

	Useful Lives (in Years)	December 31, 2023	December 31, 2022
Trade name	10-13	$1,280	$1,280
Technology	13	270	270

Total intangible assets		1,550	1,550
Less: accumulated amortization		(1,334)	(1,287)

Intangible assets, net		$216	$263

Total amortization expense for the year ended December 31, 2023 and 2022 was approximately $47 thousand and $0.1 million respectively.